Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net Income (Loss)	$ 1,919.8	$ 1,931.3	$ 1,928.9
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(79.4)	14.6	(2.6)
Securities Available for Sale, Net of Tax	0.0	0.0	3.5
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(5.6)	(5.3)	1.1
Pension and OPEB Funded Status, Net of Tax	57.7	(33.0)	86.5
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(27.3)	(23.7)	88.5
TOTAL COMPREHENSIVE INCOME (LOSS)	1,892.5	1,907.6	2,017.4
Total Comprehensive Income Attributable to Noncontrolling Interest	(1.3)	7.5	16.3
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	1,893.8	1,900.1	2,001.1
AEP Texas Inc. [Member]
Net Income (Loss)	178.3	211.3	310.5
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	1.0	1.0	0.9
Amortization of Pension and OPEB Deferred Costs, Net of Tax	0.2	0.2	0.3
Pension and OPEB Funded Status, Net of Tax	1.1	(1.0)	1.1
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	2.3	0.2	2.3
TOTAL COMPREHENSIVE INCOME (LOSS)	180.6	211.5	312.8
AEP Transmission Co [Member]
Net Income (Loss)	439.7	315.9	270.7
Appalachian Power Co [Member]
Net Income (Loss)	306.3	367.8	331.3
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(0.9)	(0.9)	(0.7)
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(2.5)	(3.1)	(1.2)
Pension and OPEB Funded Status, Net of Tax	13.4	(2.6)	11.6
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	10.0	(6.6)	9.7
TOTAL COMPREHENSIVE INCOME (LOSS)	316.3	361.2	341.0
Indiana Michigan Power Co [Member]
Net Income (Loss)	269.4	261.3	186.7
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	1.6	1.6	1.3
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(0.2)	0.0	0.0
Pension and OPEB Funded Status, Net of Tax	0.8	(0.6)	2.8
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	2.2	1.0	4.1
TOTAL COMPREHENSIVE INCOME (LOSS)	271.6	262.3	190.8
Ohio Power Co [Member]
Net Income (Loss)	297.1	325.5	323.9
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(1.0)	(1.3)	(1.1)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1.0)	(1.3)	(1.1)
TOTAL COMPREHENSIVE INCOME (LOSS)	296.1	324.2	322.8
Public Service Co Of Oklahoma [Member]
Net Income (Loss)	137.6	83.2	72.0
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	(1.0)	(1.0)	(0.8)
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(1.0)	(1.0)	(0.8)
TOTAL COMPREHENSIVE INCOME (LOSS)	136.6	82.2	71.2
Southwestern Electric Power Co [Member]
Net Income (Loss)	162.2	152.2	137.5
OTHER COMPREHENSIVE INCOME
Cash Flow Hedges, Net of Tax	1.5	4.0	1.4
Amortization of Pension and OPEB Deferred Costs, Net of Tax	(1.1)	(1.4)	(0.7)
Pension and OPEB Funded Status, Net of Tax	3.7	(3.1)	4.7
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	4.1	(0.5)	5.4
TOTAL COMPREHENSIVE INCOME (LOSS)	166.3	151.7	142.9
Total Comprehensive Income Attributable to Noncontrolling Interest	3.6	5.0	12.8
TOTAL COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	$ 162.7	$ 146.7	$ 130.1